Risk management (Details 1) - Currency risk [member] $ in Millions	12 Months Ended
Dec. 31, 2018 COP ($)
Disclosure of detailed information about financial risk management [Line Items]
One Percent variations in exchange rate, Effect on income before income taxes	$ (10,887)
One Percent variations in exchange rate, other comprehensive income	222,315
Five Percent variations in exchange rate, Effect on income before income taxes	(54,433)
Five Percent variations in exchange rate, other omprehensive income	$ 1,111,577